Note 13 - Related Party Transactions (Details)		12 Months Ended
	Apr. 13, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 08, 2015 CNY (¥)	Apr. 21, 2015 CNY (¥)	Apr. 08, 2015 $ / shares	Mar. 19, 2015 CNY (¥)	Jan. 20, 2015 CNY (¥)	Nov. 06, 2014 CNY (¥)	Oct. 22, 2014 CNY (¥)	Sep. 11, 2014 CNY (¥)	Jul. 16, 2014 CNY (¥)
Note 13 - Related Party Transactions (Details) [Line Items]
Sale of Stock, Price Per Share							$ 4.0345
The CEO, CFO, and Former Chairman [Member] | Private Placement [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues | shares	798,000
Stock Issued During Period, Value, New Issues | $	$ 3,200,000
Sale of Stock, Price Per Share	$ 4.0345
One Year Loan [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Term		1 year	1 year
Short-term Bank Loans and Notes Payable		¥ 7,307,997		$ 1,128,160	¥ 5,000,000	¥ 543,097		¥ 600,000	¥ 1,164,900	¥ 5,000,000	¥ 2,692,003	¥ 1,500,000	¥ 1,500,000
One Year Loan [Member] | Former Chairman and His Wife [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Term		1 year	1 year
Short-term Bank Loans and Notes Payable		¥ 2,307,997	¥ 5,692,003	$ 356,293